Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2022
Registrant Name	dei_EntityRegistrantName	Pioneer Series Trust V
CIK	dei_EntityCentralIndexKey	0001341256
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jan. 04, 2023
Effective Date	dei_DocumentEffectiveDate	Jan. 04, 2023
Prospectus Date	rr_ProspectusDate	Dec. 28, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A